SHEARMAN & STERLING LLP

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Writer's Email Address: ccondon@shearman.com eswann@shearman.com
October 19, 2005

VIA EDGAR TRANSMISSION
AND FEDERAL EXPRESS

Securities and Exchange Commission
Division of Corporation Finance
Office of Mergers and Acquisitions
100 F Street, N.E.
Washington, DC 20549
Attn: Nicholas P. Panos

7-Eleven, Inc.
Schedule TO-T/Schedule 13E-3
Filed by Seven-Eleven Japan Co., Ltd. and IYG Holding Company
Date Filed: September 28, 2005
File No. 5-17916

Dear Mr. Panos:

        On behalf of our clients Seven-Eleven Japan Co., Ltd. ("Parent") and IYG Holding Company ("Purchaser"), set forth below are the responses to the comments of the staff of the Division of Corporation Finance (the "Staff") of the Securities and Exchange Commission (the "Commission") contained in the letter (the "Comment Letter") dated October 12, 2005, concerning Purchaser's Tender Offer Statement and Rule 13e-3 Transaction Statement on Schedule TO (the "Schedule TO") filed on September 6, 2005 and amended thereafter in connection with Purchaser's tender offer for the remaining outstanding shares of common stock of 7-Eleven, Inc. (the "Company") that Parent does not already own either directly or indirectly through Purchaser. An amended Tender Offer Statement and Rule 13e-3 Transaction Statement on Schedule TO (the "Amended Schedule TO") is being filed with the Commission today. For your convenience, we have set out the text of the comments from the Comment Letter, followed in each case by the response.

        We represent Parent and Purchaser. To the extent any response relates to information concerning the Company, such response is included in this letter based on information provided to us by the Company or its representatives.

Schedule 13E-3—Cover Page and Signature Page

1.
We have reviewed the analysis and conclusion provided in response to prior comment number 1, and continue to have concerns about the absence of Seven & I Holdings Co., Ltd. from the list of filing persons on Schedule 13E-3. Please advise us of the business and legal reasons why Seven & I Holdings Co., Ltd. was formed on September 1, 2005. In addition, please advise us what assets Holding has other than its 100% interest in Seven-Eleven Japan Co. Ltd. and whether or not Holdings has any independent operations. Alternatively, add Seven & I Holdings Co. Ltd. as an additional filing person on the Schedule 13E-3.

We respectfully advise the Staff that Seven & I Holdings Co., Ltd. ("Holdings") has been added as an additional filing person to the Rule 13e-3 Transaction Statement.

2.
Edgar still does not, at present, reflect the receipt of a Schedule 13E-3 for the instant transaction. The checking of the going-private transaction box on Schedule TO-T by the filing persons does not obviate the need to properly identify the filing with appropriate header tags. The filing persons must file a Schedule 13E-3 and Schedule TO-T/A as soon as possible.

We respectfully advise the Staff that, pursuant to the Staff's instruction, an exclusive Schedule 13E-3 and Schedule TO-T/A were filed September 20, 2005 with appropriate header tags, and appropriate header tags have also been used in connection with each subsequent amendment. We have been advised by I-fan (Becky) Jen in the Commission's EDGAR technical support group that, while no Schedule 13E-3 or Schedule 13E-3/A appears in the list of filings for 7-Eleven, Inc. on the Commission's website, the "Filer Information" associated with each filing since September 20, 2005 on the Commission's website properly reflects both the SC TO-T/A and SC 13E-3 (or SC 13E-3/A) form types. In addition, the list of filings for 7-Eleven, Inc. on commercial EDGAR websites such as EDGAR-Online and GSI do reflect both TO and 13E-3 filing entries for each filing made since September 20, 2005.

Pursuant to Ms. Jen's instruction, we have sent an inquiry regarding this matter to the Commission's webmaster, who has advised us that the matter is being reviewed.

Schedule TO

Special Factors—Position of Parent and Purchaser Regarding Fairness of the Offer and Merger

3.
As you are aware, all of the factors listed in Instruction 2 to Item 1014 of Regulation M-A are generally relevant to the fairness determination and should be discussed in considerable detail in the Schedule 13E-3. To the extent that the affiliated parties did not consider going concern value, or deemed such measure irrelevant in the context of this particular transaction, provide a detailed explanation of their reasons for so doing. While references have been made to a going concern value, such references do not meet the standards set forth to satisfy the disclosure requirements of this item because they do not reference why a going concern value was not utilized. See Item 1014(b) of Regulation M-A and Question and Answer No. 20 in Exchange Act Release 17719 (April 13, 1981).

Disclosure has been revised in the Amended Schedule TO to address the Staff's comment. See Item 8. Fairness of the Transaction.

Certain Conditions to the Offer

4.
The changes made to Item 4. Terms of the Transaction are unresponsive to prior comment #11. While the staff does not object when the offerors independently reserve the right to raise or assert a condition, once triggered, in their sole discretion or judgment, it remains inappropriate for offerors to make the determination as to whether or not an offer condition has been triggered in their sole judgment or sole discretion. If offerors are able to exclusively make a determination as to whether or not an offer condition has been triggered, without being held to a reasonableness standard the offerors could take a position that an offer condition had been triggered at any time for any reason. Tender offers that include conditions that may be triggered at any time for any reason are considered illusory and therefore in contravention of Section 14(e) of the Exchange Act. Please revise this section to remove the ability of the offerors to make wholly subjective determinations as to whether or not an offer condition has occurred and make clear the offer conditions only become operative upon the occurrence of objective criteria.

Disclosure has been revised in the Amended Schedule TO to address the Staff's comment. See Item 4. Terms of the Transaction.

*    *    *    *

        The undersigned, on behalf of Holdings, Parent and Purchaser (together, the "Filing Persons"), hereby acknowledges that (i) the Filing Persons are responsible for the adequacy and accuracy of the disclosure in the filings; (ii) Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and (iii) the Filing Persons may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

*    *    *    *

        Please direct any questions concerning this letter to the undersigned at (212) 848-7628 or to Eliza Swann at (212) 848-8073.

Very truly yours,
/s/ Creighton O'M. Condon
Creighton O'M. Condon
cc:
Mr. Kazuo Otsuka
Mr. Youichi Tsuda
Mr. Mitsuru Yamada